(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss) Earnings Per Share
Basic (loss) earnings attributable to holders of common shares	$ (20,588)	$ 1,391	$ (23,398)
Effect of dilutive securities:
Diluted (loss) earnings	$ (20,588)	$ 1,391	$ (23,398)
Weighted average number of common shares outstanding-basic	14,822,251	14,822,251	14,811,118
Effect of dilutive securities:
Options	0	10	0
Weighted average number of common shares outstanding-diluted	14,822,251	14,822,261	14,811,118
Loss (earnings) per share-basic	$ (1.39)	$ 0.09	$ (1.58)
Loss (earnings) per share-diluted	$ (1.39)	$ 0.09	$ (1.58)